Non-current financial assets	6 Months Ended
Jun. 30, 2025
Non-current financial assets
Non-current financial assets

11. Non-current financial assets

	June 30,	December 31,
	2025	2024
Security rental deposits	7,086	7,089
Total non-current financial assets	7,086	7,089

Security rental deposits relate to office space. The applicable interest rate to such deposits is immaterial, and therefore, the value approximates amortized cost.